Acquisition of Tanker Investments Ltd. (Details) $ / shares in Units, $ in Thousands			9 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	May 31, 2017 shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Business Acquisition [Line Items]
Proceeds from issuance of Class A common stock (note 12)			$ 0	$ 5,000
Tanker Investments Ltd.
Business Acquisition [Line Items]
Number of shares acquiring (in shares) | shares		27,000,000
Proceeds from issuance of Class A common stock (note 12)	$ 151,300
Business acquisition, share price (USD per share) | $ / shares	$ 1.70
Business combination, recognized identifiable assets acquired and liabilities assumed, liabilities, excluding banking debt	$ 47,100
Secured debt	338,900
Business acquisition, transaction costs	$ 6,900
Ownership percentage	11.30%
Business combination, step acquisition, equity interest in acquiree, fair value	$ 19,200
Business combination, consideration transferred, including equity interest in acquiree held prior to combination	177,400
Business combination, recognized identifiable assets acquired and liabilities assumed, noncurrent liabilities, long-term debt	337,100
Business combination, recognized identifiable assets acquired and liabilities assumed, property, plant, and equipment	467,200
Business combination, recognized identifiable assets acquired and liabilities assumed, operating lease	$ 200
Tanker Investments Ltd. | Class A
Business Acquisition [Line Items]
Share for share exchange (in shares) | shares		3.3
Number of shares issued (in shares) | shares	88,977,544
Suezmax Tankers | Tanker Investments Ltd.
Business Acquisition [Line Items]
Number of vessels | vessel	10
Aframax Tanker | Tanker Investments Ltd.
Business Acquisition [Line Items]
Number of vessels | vessel	6
Long Range 2 | Tanker Investments Ltd.
Business Acquisition [Line Items]
Number of vessels | vessel	2
Vessels | Tanker Investments Ltd.
Business Acquisition [Line Items]
Business combination, average age of acquired property	7 years 3 months 19 days